UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the six-month period ended January 31, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

7	Calibrated Large Cap Value Fund

11	Calibrated Mid Cap Value Fund

16	Statements of Assets and Liabilities

18	Statements of Operations

19	Statements of Changes in Net Assets

22	Financial Highlights

30	Notes to Financial Statements

42	Supplemental Information to Shareholders

Lord Abbett Equity Trust

Lord Abbett Calibrated Large Cap Value Fund
Lord Abbett Calibrated Mid Cap Value Fund
Semiannual Report

For the six-month period ended January 31, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended January 31, 2018. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 through January 31, 2018).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/17 – 1/31/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/17	1/31/18	8/1/17 – 1/31/18
Class A
Actual	$1,000.00	$1,105.40	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class C
Actual	$1,000.00	$1,101.30	$8.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.14	$8.13
Class F
Actual	$1,000.00	$1,106.90	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class F3
Actual	$1,000.00	$1,106.50	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.30	$2.96
Class I
Actual	$1,000.00	$1,106.50	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class R2
Actual	$1,000.00	$1,103.30	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.16	$6.11
Class R3
Actual	$1,000.00	$1,103.90	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class R4
Actual	$1,000.00	$1,105.20	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R5
Actual	$1,000.00	$1,106.60	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class R6
Actual	$1,000.00	$1,107.10	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$2.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Class C, 0.60% for Class F, 0.58% for Class F3, 0.60% for Class I, 1.20% for Class R2, 1.10% for Class R3, 0.85% for Class R4, 0.60% for Class R5 and 0.58% for Class R6) multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2018

Sector*	%**
Consumer Discretionary	6.20%
Consumer Staples	7.95%
Energy	11.01%
Financials	27.39%
Health Care	13.87%
Industrials	7.99%
Information Technology	9.31%
Materials	3.53%
Real Estate	4.24%
Telecommunication Services	3.13%
Utilities	5.17%
Repurchase Agreement	0.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Calibrated Mid Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/17	1/31/18	8/1/17 – 1/31/18
Class A
Actual	$1,000.00	$1,077.10	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class C
Actual	$1,000.00	$1,073.40	$8.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.64	$8.64
Class F
Actual	$1,000.00	$1,078.60	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class F3
Actual	$1,000.00	$1,078.50	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.31
Class I
Actual	$1,000.00	$1,078.40	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class R2
Actual	$1,000.00	$1,075.20	$6.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.61
Class R3
Actual	$1,000.00	$1,076.00	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.16	$6.11
Class R4
Actual	$1,000.00	$1,077.10	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class R5
Actual	$1,000.00	$1,078.40	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class R6
Actual	$1,000.00	$1,078.50	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$3.31

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.70% for Class C, 0.70% for Class F, 0.65% for Class F3, 0.70% for Class I, 1.30% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.65% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2018

Sector*	%**
Consumer Discretionary	11.78%
Consumer Staples	4.34%
Energy	8.05%
Financials	20.07%
Health Care	6.76%
Industrials	12.74%
Information Technology	6.70%
Materials	5.33%
Real Estate	13.44%
Utilities	9.48%
Repurchase Agreement	1.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIBRATED LARGE CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.50%

Aerospace & Defense 1.33%
Raytheon Co.	13,100	$2,737
Spirit AeroSystems Holdings, Inc. Class A	37,100	3,798
Total		6,535

Airlines 0.81%
Alaska Air Group, Inc.	20,800	1,367
Delta Air Lines, Inc.	46,100	2,617
Total		3,984

Automobiles 0.98%
Ford Motor Co.	438,400	4,809

Banks 13.63%
Bank of America Corp.	435,900	13,949
CIT Group, Inc.	86,100	4,364
Citigroup, Inc.	49,100	3,853
Citizens Financial Group, Inc.	145,000	6,656
First Horizon National Corp.	217,200	4,314
JPMorgan Chase & Co.	190,400	22,024
U.S. Bancorp	146,500	8,371
Wells Fargo & Co.	54,900	3,611
Total		67,142

Beverages 0.66%
Molson Coors Brewing Co. Class B	38,900	3,268

Biotechnology 0.64%
Amgen, Inc.	17,000	3,163

Building Products 1.05%
Johnson Controls International plc	131,800	5,157

Capital Markets 3.70%
Affiliated Managers Group, Inc.	25,500	5,090
Ameriprise Financial, Inc.	11,800	1,991
E*TRADE Financial Corp.*	105,700	5,570
Invesco Ltd.	126,200	4,560
Lazard Ltd. Class A	16,800	984
Total		18,195
Investments	Shares	Fair Value (000)
Chemicals 2.65%
Celanese Corp. Series A	38,200	$4,132
DowDuPont, Inc.	30,400	2,297
Eastman Chemical Co.	14,700	1,458
LyondellBasell Industries NV Class A	43,000	5,153
Total		13,040

Communications Equipment 1.84%
Cisco Systems, Inc.	218,600	9,081

Consumer Finance 2.59%
Capital One Financial Corp.	38,600	4,013
Discover Financial Services	82,300	6,568
Santander Consumer USA Holdings, Inc.	59,500	1,026
Synchrony Financial	28,500	1,131
Total		12,738

Containers & Packaging 0.87%
Graphic Packaging Holding Co.	265,600	4,289

Diversified Consumer Services 0.41%
H&R Block, Inc.	75,300	1,999

Diversified Financial Services 2.28%
Berkshire Hathaway, Inc. Class B*	39,600	8,489
Voya Financial, Inc.	52,600	2,731
Total		11,220

Diversified Telecommunication Services 3.12%
AT&T, Inc.	265,000	9,924
Verizon Communications, Inc.	100,900	5,456
Total		15,380

Electric: Utilities 3.93%
American Electric Power Co., Inc.	68,700	4,725
Edison International	30,200	1,889
FirstEnergy Corp.	35,700	1,175
Great Plains Energy, Inc.	57,300	1,783
NextEra Energy, Inc.	16,200	2,566
PG&E Corp.	56,000	2,376

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
Electric: Utilities (continued)
PPL Corp.	152,400	$4,857
Total		19,371

Electrical Equipment 1.76%
Eaton Corp. plc	60,400	5,072
Hubbell, Inc.	26,300	3,575
Total		8,647

Energy Equipment & Services 1.51%
Rowan Cos., plc Class A*	138,200	2,034
Schlumberger Ltd.	73,200	5,386
Total		7,420

Equity Real Estate Investment Trusts 4.22%
AvalonBay Communities, Inc.	31,000	5,282
Digital Realty Trust, Inc.	17,000	1,903
Duke Realty Corp.	166,400	4,395
Extra Space Storage, Inc.	24,900	2,079
Federal Realty Investment Trust	31,100	3,757
UDR, Inc.	46,800	1,710
Vornado Realty Trust	23,400	1,677
Total		20,803

Food & Staples Retailing 2.33%
Kroger Co. (The)	35,000	1,063
Wal-Mart Stores, Inc.	42,800	4,562
Walgreens Boots Alliance, Inc.	77,900	5,863
Total		11,488

Food Products 2.12%
Kraft Heinz Co. (The)	35,500	2,783
Mondelez International, Inc. Class A	62,300	2,766
Tyson Foods, Inc. Class A	64,400	4,901
Total		10,450

Health Care Equipment & Supplies 3.66%
Abbott Laboratories	132,500	8,236
Baxter International, Inc.	87,100	6,274
Medtronic plc (Ireland)(a)	40,800	3,504
Total		18,014
Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.27%
Cardinal Health, Inc.	55,600	$3,992
Envision Healthcare Corp.*	28,500	1,026
Express Scripts Holding Co.*	50,900	4,030
McKesson Corp.	6,900	1,165
UnitedHealth Group, Inc.	4,100	971
Total		11,184

Hotels, Restaurants & Leisure 0.51%
Carnival Corp.	34,900	2,499

Household Durables 1.50%
Lennar Corp. Class A	53,700	3,365
Newell Brands, Inc.	86,300	2,281
Whirlpool Corp.	9,700	1,760
Total		7,406

Household Products 1.75%
Kimberly-Clark Corp.	15,100	1,767
Procter & Gamble Co. (The)	79,400	6,855
Total		8,622

Industrial Conglomerates 0.87%
General Electric Co.	266,198	4,304

Information Technology Services 1.06%
DXC Technology Co.	16,800	1,672
International Business Machines Corp.	21,750	3,561
Total		5,233

Insurance 5.12%
Allstate Corp. (The)	62,700	6,193
Chubb Ltd. (Switzerland)(a)	31,900	4,981
Hartford Financial Services Group, Inc. (The)	73,100	4,296
Prudential Financial, Inc.	50,200	5,965
RenaissanceRe Holdings Ltd.	29,600	3,763
Total		25,198

Life Sciences Tools & Services 0.32%
Thermo Fisher Scientific, Inc.	7,000	1,569

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
Machinery 0.84%
Caterpillar, Inc.	13,800	$2,246
Pentair plc (United Kingdom)(a)	26,300	1,881
Total		4,127

Media 1.68%
Comcast Corp. Class A	118,200	5,027
Walt Disney Co. (The)	29,900	3,249
Total		8,276

Multi-Line Retail 0.53%
Target Corp.	34,900	2,625

Multi-Utilities 1.22%
Dominion Energy, Inc.	27,000	2,064
Sempra Energy	36,900	3,949
Total		6,013

Oil, Gas & Consumable Fuels 9.47%
Anadarko Petroleum Corp.	38,800	2,330
Chevron Corp.	137,800	17,273
ConocoPhillips	123,200	7,245
Devon Energy Corp.	91,400	3,781
Exxon Mobil Corp.	82,800	7,229
Kinder Morgan, Inc.	113,800	2,046
Valero Energy Corp.	70,300	6,747
Total		46,651

Pharmaceuticals 6.94%
Allergan plc	6,700	1,208
Johnson & Johnson	95,400	13,183
Merck & Co., Inc.	91,100	5,398
Pfizer, Inc.	388,700	14,397
Total		34,186

Road & Rail 0.43%
Union Pacific Corp.	15,700	2,096

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.09%
Applied Materials, Inc.	25,600	$1,373
Intel Corp.	219,100	10,547
Micron Technology, Inc.*	27,500	1,202
Qorvo, Inc.*	54,000	3,876
QUALCOMM, Inc.	45,700	3,119
Total		20,117

Software 0.71%
FireEye, Inc.*	101,600	1,532
Oracle Corp.	37,600	1,940
Total		3,472

Specialty Retail 0.57%
Advance Auto Parts, Inc.	8,500	995
Sally Beauty Holdings, Inc.*	110,500	1,835
Total		2,830

Technology Hardware, Storage & Peripherals 1.58%
Apple, Inc.	12,400	2,076
HP, Inc.	93,100	2,171
NetApp, Inc.	57,600	3,543
Total		7,790

Tobacco 1.06%
Philip Morris International, Inc.	48,800	5,233

Trading Companies & Distributors 0.89%
Air Lease Corp.	90,100	4,381
Total Common Stocks (cost $442,253,661)		490,005

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

CALIBRATED LARGE CAP VALUE FUND January 31, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.21%

Repurchase Agreement
Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $1,010,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $1,060,253; proceeds: $1,034,935 (cost $1,034,920)	$1,035	$1,035
Total Investments in Securities 99.71% (cost $443,288,581)		491,040
Cash and Other Assets in Excess of Liabilities(b) 0.29%		1,435
Net Assets 100.00%		$492,475

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at January 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2018	14	Long	$1,944,242	$1,978,060	$33,818

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$490,005	$–	$–	$490,005
Repurchase Agreement	–	1,035	–	1,035
Total	$490,005	$1,035	$–	$491,040

Other Financial Instruments
Futures Contracts
Assets	$34	$–	$–	$34
Liabilities	–	–	–	–
Total	$34	$–	$–	$34

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIBRATED MID CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.78%

Aerospace & Defense 1.79%
L3 Technologies, Inc.	15,200	$3,229
Spirit AeroSystems Holdings, Inc. Class A	57,500	5,886
Textron, Inc.	137,100	8,044
Total		17,159

Airlines 1.57%
Alaska Air Group, Inc.	33,400	2,195
American Airlines Group, Inc.	142,300	7,730
United Continental Holdings, Inc.*	75,500	5,121
Total		15,046

Banks 8.41%
CIT Group, Inc.	154,400	7,826
Citizens Financial Group, Inc.	214,500	9,846
Comerica, Inc.	143,400	13,655
East West Bancorp, Inc.	101,200	6,670
First Horizon National Corp.	340,100	6,754
KeyCorp	717,600	15,357
M&T Bank Corp.	70,000	13,355
Western Alliance Bancorp*	123,000	7,215
Total		80,678

Beverages 0.81%
Molson Coors Brewing Co. Class B	91,900	7,721

Building Products 0.28%
USG Corp.*	70,200	2,714

Capital Markets 3.79%
E*TRADE Financial Corp.*	167,400	8,822
Invesco Ltd.	505,100	18,249
Lazard Ltd. Class A	82,600	4,838
T. Rowe Price Group, Inc.	39,900	4,454
Total		36,363
Investments	Shares	Fair Value (000)
Chemicals 2.72%
Albemarle Corp.	21,800	$2,433
Celanese Corp. Series A	91,200	9,864
Eastman Chemical Co.	91,900	9,115
Huntsman Corp.	136,101	4,705
Total		26,117

Commercial Services & Supplies 0.63%
KAR Auction Services, Inc.	110,500	6,027

Communications Equipment 0.64%
Juniper Networks, Inc.	235,300	6,153

Consumer Finance 2.02%
Santander Consumer USA Holdings, Inc.	291,300	5,025
Synchrony Financial	362,400	14,380
Total		19,405

Containers & Packaging 2.21%
Avery Dennison Corp.	71,800	8,809
Bemis Co., Inc.	60,000	2,804
Crown Holdings, Inc.*	81,100	4,708
Graphic Packaging Holding Co.	300,000	4,845
Total		21,166

Electric: Utilities 4.82%
Alliant Energy Corp.	162,700	6,467
Edison International	138,600	8,667
Eversource Energy	67,500	4,259
FirstEnergy Corp.	119,000	3,915
Great Plains Energy, Inc.	235,600	7,332
Pinnacle West Capital Corp.	56,500	4,517
Westar Energy, Inc.	68,200	3,523
Xcel Energy, Inc.	164,000	7,485
Total		46,165

Electrical Equipment 0.89%
AMETEK, Inc.	39,200	2,991
Hubbell, Inc.	40,400	5,492
Total		8,483

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 0.79%
Arrow Electronics, Inc.*	53,800	$4,376
Jabil, Inc.	125,200	3,184
Total		7,560

Energy Equipment & Services 1.85%
National Oilwell Varco, Inc.	171,500	6,291
Rowan Cos., plc Class A*	532,000	7,831
Superior Energy Services, Inc.*	349,300	3,650
Total		17,772

Equity Real Estate Investment Trusts 12.69%
American Homes 4 Rent Class A	186,500	3,877
Apartment Investment & Management Co. Class A	138,300	5,787
AvalonBay Communities, Inc.	46,100	7,855
Boston Properties, Inc.	28,200	3,489
Digital Realty Trust, Inc.	40,400	4,523
Duke Realty Corp.	390,100	10,303
GGP, Inc.	332,600	7,660
HCP, Inc.	103,000	2,480
Kimco Realty Corp.	429,500	6,833
Mid-America Apartment Communities, Inc.	48,700	4,645
Prologis, Inc.	149,700	9,747
Realty Income Corp.	52,200	2,777
Regency Centers Corp.	84,900	5,341
SL Green Realty Corp.	106,100	10,665
Starwood Property Trust, Inc.	257,300	5,246
UDR, Inc.	296,700	10,838
Ventas, Inc.	187,500	10,494
Vornado Realty Trust	127,300	9,125
Total		121,685

Food & Staples Retailing 0.83%
US Foods Holding Corp.*	247,400	7,949
Investments	Shares	Fair Value (000)
Food Products 2.71%
Bunge Ltd.	94,600	$7,514
Pilgrim’s Pride Corp.*	103,000	2,860
Pinnacle Foods, Inc.	73,200	4,534
Tyson Foods, Inc. Class A	146,000	11,112
Total		26,020

Health Care Equipment & Supplies 1.88%
Hologic, Inc.*	148,600	6,345
STERIS plc (United Kingdom)(a)	40,200	3,655
Zimmer Biomet Holdings, Inc.	63,300	8,047
Total		18,047

Health Care Providers & Services 2.98%
Cardinal Health, Inc.	130,600	9,376
Cigna Corp.	19,300	4,021
Envision Healthcare Corp.*	143,400	5,161
Laboratory Corp. of America Holdings*	38,200	6,666
Quest Diagnostics, Inc.	31,700	3,354
Total		28,578

Hotels, Restaurants & Leisure 2.75%
Aramark	135,100	6,189
MGM Resorts International	182,100	6,637
Royal Caribbean Cruises Ltd.	101,100	13,502
Total		26,328

Household Durables 2.15%
Leggett & Platt, Inc.	53,900	2,507
Lennar Corp. Class A	181,741	11,388
Newell Brands, Inc.	255,200	6,747
Total		20,642

Independent Power and Renewable Electricity Producer 0.95%
AES Corp.	789,100	9,122

Information Technology Services 1.76%
Fidelity National Information Services, Inc.	57,000	5,834
Leidos Holdings, Inc.	166,300	11,076
Total		16,910

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
Insurance 5.85%
Arthur J Gallagher & Co.	117,500	$8,028
FNF Group	154,600	6,026
Hartford Financial Services Group, Inc. (The)	154,900	9,102
Reinsurance Group of America, Inc.	24,900	3,901
RenaissanceRe Holdings Ltd.	67,700	8,607
Torchmark Corp.	57,500	5,224
XL Group Ltd.	413,500	15,233
Total		56,121

Leisure Products 0.42%
Hasbro, Inc.	42,100	3,981

Life Sciences Tools & Services 1.90%
Agilent Technologies, Inc.	91,100	6,689
PerkinElmer, Inc.	143,600	11,511
Total		18,200

Machinery 4.70%
Cummins, Inc.	25,200	4,738
Dover Corp.	125,200	13,297
PACCAR, Inc.	85,200	6,353
Pentair plc (United Kingdom)(a)	138,400	9,896
Stanley Black & Decker, Inc.	64,600	10,738
Total		45,022

Media 1.18%
News Corp. Class A	347,400	5,944
Viacom, Inc. Class B	161,000	5,381
Total		11,325

Multi-Line Retail 1.96%
Dollar General Corp.	106,900	11,023
Kohl’s Corp.	56,200	3,640
Macy’s, Inc.	158,600	4,116
Total		18,779

Multi-Utilities 3.43%
Ameren Corp.	84,900	4,808
Consolidated Edison, Inc.	70,900	5,698

Investments	Shares	Fair Value (000)
Public Service Enterprise Group, Inc.	173,000	$8,973
Sempra Energy	125,400	13,420
Total		32,899

Oil, Gas & Consumable Fuels 6.21%
Cimarex Energy Co.	82,100	9,212
Continental Resources, Inc.*	98,800	5,486
EQT Corp.	80,400	4,365
Hess Corp.	158,500	8,006
Marathon Oil Corp.	484,100	8,806
Marathon Petroleum Corp.	179,800	12,455
Pioneer Natural Resources Co.	28,300	5,176
Range Resources Corp.	106,100	1,512
Williams Cos., Inc. (The)	143,600	4,507
Total		59,525

Paper & Forest Products 0.41%
Domtar Corp.	76,100	3,909

Professional Services 1.08%
ManpowerGroup, Inc.	78,500	10,314

Real Estate Management & Development 0.76%
Jones Lang LaSalle, Inc.	30,400	4,753
Realogy Holdings Corp.	92,000	2,531
Total		7,284

Road & Rail 0.95%
Kansas City Southern	27,500	3,111
Ryder System, Inc.	69,200	6,023
Total		9,134

Semiconductors & Semiconductor Equipment 2.02%
Lam Research Corp.	17,300	3,313
Marvell Technology Group Ltd.	325,600	7,596
Qorvo, Inc.*	117,800	8,455
Total		19,364

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2018

Investments	Shares	Fair Value (000)
Specialty Retail 1.99%
Advance Auto Parts, Inc.	25,700	$3,007
Burlington Stores, Inc.*	33,700	4,101
Dick’s Sporting Goods, Inc.	107,400	3,379
Penske Automotive Group, Inc.	113,800	5,939
Sally Beauty Holdings, Inc.*	162,500	2,699
Total		19,125

Technology Hardware, Storage & Peripherals 1.50%
NetApp, Inc.	148,500	9,133
Western Digital Corp.	58,700	5,223
Total		14,356

Textiles, Apparel & Luxury Goods 1.34%
PVH Corp.	83,000	12,872

Trading Companies & Distributors 0.87%
Air Lease Corp.	172,200	8,372

Water Utilities 0.29%
Aqua America, Inc.	75,700	2,741
Total Common Stocks (cost $892,428,637)		947,133
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.31%

Repurchase Agreement
Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $12,175,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $12,780,767; proceeds: $12,530,228 (cost $12,530,040)	$12,530	$12,530
Total Investments in Securities 100.09% (cost $904,958,677)		959,663
Liabilities in Excess of Other Assets(b) (0.09)%		(824)
Net Assets 100.00%		$958,839

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIBRATED MID CAP VALUE FUND January 31, 2018

Open Futures Contracts at January 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2018	79	Long	$11,030,674	$11,161,910	$131,236

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$947,133	$–	$–	$947,133
Repurchase Agreement	–	12,530	–	12,530
Total	$947,133	$12,530	$–	$959,663

Other Financial Instruments
Futures Contracts
Assets	$131	$–	$–	$131
Liabilities	–	–	–	–
Total	$131	$–	$–	$131

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Financial Statements.	15

Statements of Assets and Liabilities (unaudited)

January 31, 2018

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
ASSETS:
Investments in securities, at cost	$443,288,581	$904,958,677
Investments in securities, at fair value	$491,039,907	$959,662,821
Cash	1,585	–
Deposits with brokers for futures collateral	70,700	409,050
Receivables:
Investment securities sold	1,206,414	29,402,439
Interest and dividends	506,492	450,103
Capital shares sold	105,294	512,215
From advisor (See Note 3)	52,399	33,171
Variation margin for futures contracts	870	5,323
Prepaid expenses and other assets	61,110	69,600
Total assets	493,044,771	990,544,722
LIABILITIES:
Payables:
Capital shares reacquired	128,522	30,765,628
Management fee	254,076	526,927
Trustees’ fees	47,260	78,400
12b-1 distribution plan	35,475	88,321
Fund administration	16,938	35,129
Accrued expenses	87,121	211,476
Total liabilities	569,392	31,705,881
NET ASSETS	$492,475,379	$958,838,841
COMPOSITION OF NET ASSETS:
Paid-in capital	$441,817,787	$888,554,162
Undistributed net investment income	415,629	953,421
Accumulated net realized gain on investments and futures contracts	2,456,819	14,495,878
Net unrealized appreciation on investments and futures contracts	47,785,144	54,835,380
Net Assets	$492,475,379	$958,838,841

16	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2018

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Net assets by class:
Class A Shares	$73,191,385	$99,158,166
Class C Shares	$16,298,520	$49,097,756
Class F Shares	$13,848,666	$115,229,139
Class F3 Shares	$4,394,076	$3,477,800
Class I Shares	$381,602,542	$668,891,421
Class R2 Shares	$498,584	$2,027,031
Class R3 Shares	$194,019	$5,330,607
Class R4 Shares	$12,733	$4,178,508
Class R5 Shares	$12,816	$4,584,790
Class R6 Shares	$2,422,038	$6,863,623
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	3,403,373	4,456,456
Class C Shares	770,324	2,249,318
Class F Shares	642,479	5,170,132
Class F3 Shares	203,872	155,864
Class I Shares	17,713,791	29,978,439
Class R2 Shares	23,040	90,921
Class R3 Shares	9,076.69	239,169
Class R4 Shares	593.36	188,389
Class R5 Shares	595.20	205,507
Class R6 Shares	112,404	307,628
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.51	$22.25
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.82	$23.61
Class C Shares-Net asset value	$21.16	$21.83
Class F Shares-Net asset value	$21.56	$22.29
Class F3 Shares-Net asset value	$21.55	$22.31
Class I Shares-Net asset value	$21.54	$22.31
Class R2 Shares-Net asset value	$21.64	$22.29
Class R3 Shares-Net asset value	$21.38	$22.29
Class R4 Shares-Net asset value	$21.46	$22.18
Class R5 Shares-Net asset value	$21.53	$22.31
Class R6 Shares-Net asset value	$21.55	$22.31

See Notes to Financial Statements.	17

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2018

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Investment income:
Dividends	$6,286,764	$11,127,588
Interest and other	1,723	2,870
Total investment income	6,288,487	11,130,458
Expenses:
Management fee	1,502,410	3,040,894
12b-1 distribution plan-Class A	100,827	124,340
12b-1 distribution plan-Class C	79,581	243,354
12b-1 distribution plan-Class F	7,620	66,208
12b-1 distribution plan-Class R2	1,409	6,806
12b-1 distribution plan-Class R3	573	12,340
12b-1 distribution plan-Class R4	15	4,888
Fund administration	100,161	202,726
Shareholder servicing	44,466	222,759
Registration	66,506	70,796
Custody	22,935	48,421
Professional	28,721	35,472
Reports to shareholders	11,351	30,548
Trustees’ fees	6,372	12,924
Other	20,708	34,145
Gross expenses	1,993,655	4,156,621
Expense reductions (See Note 9)	(664)	(1,769)
Fees waived and expenses reimbursed (See Note 3)	(308,687)	(217,849)
Net expenses	1,684,304	3,937,003
Net investment income	4,604,183	7,193,455
Net realized and unrealized gain:
Net realized gain on investments	13,681,722	30,933,441
Net realized gain on futures contracts	330,815	507,948
Net change in unrealized appreciation/depreciation on investments	31,623,879	36,834,652
Net change in unrealized appreciation/depreciation on futures contracts	5,114	77,660
Net realized and unrealized gain	45,641,530	68,353,701
Net Increase in Net Assets Resulting From Operations	$50,245,713	$75,547,156

18	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Calibrated Large Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2018 (unaudited)	For the Year Ended July 31, 2017
Operations:
Net investment income	$4,604,183	$9,770,900
Net realized gain on investments and futures contracts	14,012,537	32,043,840
Net change in unrealized appreciation/depreciation on investments and futures contracts	31,628,993	11,424,377
Net increase in net assets resulting from operations	50,245,713	53,239,117
Distributions to shareholders from:
Net investment income
Class A	(1,356,851)	(1,461,404)
Class C	(142,580)	(218,174)
Class F	(217,480)	(355,001)
Class F3	(81,717)	–
Class I	(7,354,848)	(7,359,121)
Class R2	(6,313)	(6,624)
Class R3	(3,497)	(3,419)
Class R4	(200)	(218)
Class R5	(230)	(242)
Class R6	(47,856)	(243)
Net realized gain
Class A	(5,429,992)	(1,076,582)
Class C	(1,075,278)	(260,387)
Class F	(818,600)	(241,945)
Class F3	(284,075)	–
Class I	(25,598,219)	(4,855,519)
Class R2	(31,081)	(5,751)
Class R3	(15,768)	(2,818)
Class R4	(798)	(159)
Class R5	(799)	(159)
Class R6	(166,362)	(159)
Total distributions to shareholders	(42,632,544)	(15,847,925)
Capital share transactions (See Note 14)
Net proceeds from sales of shares	24,753,913	106,352,623
Reinvestment of distributions	39,716,714	14,478,514
Cost of shares reacquired	(82,330,275)	(87,553,262)
Net increase (decrease) in net assets resulting from capital share transactions	(17,859,648)	33,277,875
Net increase (decrease) in net assets	(10,246,479)	70,669,067
NET ASSETS:
Beginning of period	$502,721,858	$432,052,791
End of period	$492,475,379	$502,721,858
Undistributed net investment income	$415,629	$5,023,018

See Notes to Financial Statements.	19

Statements of Changes in Net Assets (concluded)

	Calibrated Mid Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2018 (unaudited)	For the Year Ended July 31, 2017
Operations:
Net investment income	$7,193,455	$16,682,878
Net realized gain on investments and futures contracts	31,441,389	88,503,983
Net change in unrealized appreciation/depreciation on investments and futures contracts	36,912,312	8,021,565
Net increase in net assets resulting from operations	75,547,156	113,208,426
Distributions to shareholders from:
Net investment income
Class A	(1,123,563)	(1,965,228)
Class C	(201,513)	(410,679)
Class F	(1,462,733)	(2,275,963)
Class F3	(44,302)	–
Class I	(10,313,279)	(10,927,757)
Class R2	(18,624)	(33,220)
Class R3	(48,748)	(41,126)
Class R4	(47,731)	(24,322)
Class R5	(58,817)	(5,952)
Class R6	(109,896)	(11,638)
Net realized gain
Class A	(6,405,642)	–
Class C	(3,212,159)	–
Class F	(7,405,489)	–
Class F3	(203,378)	–
Class I	(47,418,837)	–
Class R2	(149,878)	–
Class R3	(327,920)	–
Class R4	(257,647)	–
Class R5	(270,346)	–
Class R6	(504,506)	–
Total distributions to shareholders	(79,585,008)	(15,695,885)
Capital share transactions (See Note 14)
Net proceeds from sales of shares	124,191,106	277,109,068
Reinvestment of distributions	75,532,779	14,638,941
Cost of shares reacquired	(268,378,620)	(277,566,111)
Net increase (decrease) in net assets resulting from capital share transactions	(68,654,735)	14,181,898
Net increase (decrease) in net assets	(72,692,587)	111,694,439
NET ASSETS:
Beginning of period	$1,031,531,428	$919,836,989
End of period	$958,838,841	$1,031,531,428
Undistributed net investment income	$953,421	$7,189,172

20	See Notes to Financial Statements.

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Financial Highlights

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2018(c)	$21.25	$0.18	$ 1.92	$2.10	$(0.37)	$(1.47)	$(1.84)
7/31/2017	19.55	0.40	2.01	2.41	(0.41)	(0.30)	(0.71)
7/31/2016	20.88	0.36	(0.04)	0.32	(0.36)	(1.29)	(1.65)
7/31/2015	22.30	0.33	1.15	1.48	(0.35)	(2.55)	(2.90)
7/31/2014	21.52	0.36	2.19	2.55	(0.29)	(1.48)	(1.77)
7/31/2013	17.18	0.35	4.59	4.94	(0.20)	(0.40)	(0.60)
Class C
1/31/2018(c)	20.84	0.10	1.88	1.98	(0.19)	(1.47)	(1.66)
7/31/2017	19.18	0.25	1.96	2.21	(0.25)	(0.30)	(0.55)
7/31/2016	20.53	0.22	(0.05)	0.17	(0.23)	(1.29)	(1.52)
7/31/2015	21.98	0.17	1.14	1.31	(0.21)	(2.55)	(2.76)
7/31/2014	21.30	0.19	2.17	2.36	(0.20)	(1.48)	(1.68)
7/31/2013	17.10	0.18	4.59	4.77	(0.17)	(0.40)	(0.57)
Class F
1/31/2018(c)	21.29	0.21	1.92	2.13	(0.39)	(1.47)	(1.86)
7/31/2017	19.57	0.44	2.03	2.47	(0.45)	(0.30)	(0.75)
7/31/2016	20.90	0.40	(0.06)	0.34	(0.38)	(1.29)	(1.67)
7/31/2015	22.32	0.36	1.16	1.52	(0.39)	(2.55)	(2.94)
7/31/2014	21.54	0.39	2.19	2.58	(0.32)	(1.48)	(1.80)
7/31/2013	17.19	0.38	4.59	4.97	(0.22)	(0.40)	(0.62)
Class F3
1/31/2018(c)	21.32	0.18	1.94	2.12	(0.42)	(1.47)	(1.89)
4/4/2017 to 7/31/2017(e)	20.98	0.11	0.23	0.34	–	–	–
Class I
1/31/2018(c)	21.31	0.20	1.92	2.12	(0.42)	(1.47)	(1.89)
7/31/2017	19.60	0.45	2.02	2.47	(0.46)	(0.30)	(0.76)
7/31/2016	20.94	0.41	(0.05)	0.36	(0.41)	(1.29)	(1.70)
7/31/2015	22.36	0.39	1.15	1.54	(0.41)	(2.55)	(2.96)
7/31/2014	21.56	0.41	2.21	2.62	(0.34)	(1.48)	(1.82)
7/31/2013	17.20	0.39	4.60	4.99	(0.23)	(0.40)	(0.63)
Class R2
1/31/2018(c)	21.34	0.14	1.93	2.07	(0.30)	(1.47)	(1.77)
7/31/2017	19.63	0.33	2.03	2.36	(0.35)	(0.30)	(0.65)
7/31/2016	20.97	0.30	(0.05)	0.25	(0.30)	(1.29)	(1.59)
7/31/2015	22.38	0.26	1.15	1.41	(0.27)	(2.55)	(2.82)
7/31/2014	21.61	0.31	2.19	2.50	(0.25)	(1.48)	(1.73)
7/31/2013	17.14	0.41	4.59	5.00	(0.13)	(0.40)	(0.53)

22	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.51	10.54	(d)	0.43	(d)	0.49	(d)	0.84	(d)	$ 73,191	30	(d)
21.25	12.61		0.82		1.01		1.94		83,248	76
19.55	1.94		0.75		1.12		1.93		71,423	68
20.88	6.71		0.75		1.08		1.54		75,083	80
22.30	12.38		0.75		1.08		1.66		81,218	104
21.52	29.60		0.75		1.12		1.83		74,466	90

21.16	10.13	(d)	0.81	(d)	0.87	(d)	0.46	(d)	16,299	30	(d)
20.84	11.75		1.56		1.76		1.22		16,163	76
19.18	1.18		1.50		1.87		1.19		17,878	68
20.53	5.93		1.49		1.82		0.82		18,361	80
21.98	11.54		1.49		1.82		0.91		10,456	104
21.30	28.71		1.48		1.85		0.91		7,057	90

21.56	10.69	(d)	0.30	(d)	0.41	(d)	0.98	(d)	13,849	30	(d)
21.29	12.89		0.60		0.86		2.14		18,829	76
19.57	2.06		0.60		0.98		2.13		12,029	68
20.90	6.90		0.60		0.93		1.70		26,401	80
22.32	12.53		0.60		0.93		1.81		17,316	104
21.54	29.82		0.60		0.97		1.94		13,153	90

21.55	10.65	(d)	0.29	(d)	0.35	(d)	0.83	(d)	4,394	30	(d)
21.32	1.62	(d)	0.59	(f)	0.74	(f)	1.58	(f)	10	76

21.54	10.65	(d)	0.30	(d)	0.36	(d)	0.96	(d)	381,603	30	(d)
21.31	12.90		0.57		0.76		2.18		381,449	76
19.60	2.16		0.50		0.87		2.19		330,171	68
20.94	6.99		0.50		0.83		1.80		383,101	80
22.36	12.70		0.50		0.83		1.91		343,275	104
21.56	29.91		0.50		0.87		2.01		299,673	90

21.64	10.33	(d)	0.60	(d)	0.67	(d)	0.65	(d)	499	30	(d)
21.34	12.26		1.17		1.36		1.59		449	76
19.63	1.55		1.10		1.47		1.58		353	68
20.97	6.35		1.10		1.43		1.21		371	80
22.38	12.04		1.01		1.44		1.43		198	104
21.61	29.97		0.49		1.37		2.01		303	90

See Notes to Financial Statements.	23

Financial Highlights (concluded)

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
1/31/2018(c)	$21.12	$0.15	$1.91	$2.06	$(0.33)	$(1.47)	$(1.80)
7/31/2017	19.43	0.35	2.01	2.36	(0.37)	(0.30)	(0.67)
7/31/2016	20.77	0.32	(0.06)	0.26	(0.31)	(1.29)	(1.60)
7/31/2015	22.21	0.28	1.15	1.43	(0.32)	(2.55)	(2.87)
7/31/2014	21.46	0.30	2.19	2.49	(0.26)	(1.48)	(1.74)
7/31/2013	17.15	0.33	4.58	4.91	(0.20)	(0.40)	(0.60)
Class R4
1/31/2018(c)	21.21	0.18	1.91	2.09	(0.37)	(1.47)	(1.84)
7/31/2017	19.51	0.40	2.02	2.42	(0.42)	(0.30)	(0.72)
7/31/2016	20.88	0.36	(0.05)	0.31	(0.39)	(1.29)	(1.68)
6/30/2015 to 7/31/2015(g)	20.80	0.02	0.06	0.08	–	–	–
Class R5
1/31/2018(c)	21.30	0.21	1.91	2.12	(0.42)	(1.47)	(1.89)
7/31/2017	19.59	0.45	2.02	2.47	(0.46)	(0.30)	(0.76)
7/31/2016	20.93	0.41	(0.05)	0.36	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(g)	20.85	0.03	0.05	0.08	–	–	–
Class R6
1/31/2018(c)	21.31	0.21	1.92	2.13	(0.42)	(1.47)	(1.89)
7/31/2017	19.60	0.38	2.09	2.47	(0.46)	(0.30)	(0.76)
7/31/2016	20.93	0.41	(0.04)	0.37	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(g)	20.85	0.03	0.05	0.08	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

24	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.38	10.39	(d)	0.55	(d)	0.62	(d)	0.70	(d)	$194	30	(d)
21.12	12.39		1.07		1.26		1.71		198	76
19.43	1.64		1.00		1.38		1.72		167	68
20.77	6.47		1.00		1.33		1.31		336	80
22.21	12.11		1.00		1.33		1.38		141	104
21.46	29.51		0.95		1.35		1.70		79	90

21.46	10.52	(d)	0.42	(d)	0.46	(d)	0.84	(d)	13	30	(d)
21.21	12.65		0.81		0.97		1.96		12	76
19.51	1.88		0.75		1.09		1.92		10	68
20.88	0.38	(d)	0.75	(f)	1.06	(f)	1.41	(f)	10	80

21.53	10.66	(d)	0.29	(d)	0.33	(d)	0.97	(d)	13	30	(d)
21.30	12.91		0.55		0.72		2.21		12	76
19.59	2.17		0.49		0.83		2.18		10	68
20.93	0.38	(d)	0.50	(f)	0.82	(f)	1.64	(f)	10	80

21.55	10.71	(d)	0.29	(d)	0.36	(d)	0.97	(d)	2,422	30	(d)
21.31	12.91		0.58		0.72		1.81		2,353	76
19.60	2.22		0.47		0.74		2.21		10	68
20.93	0.38	(d)	0.47	(f)	0.70	(f)	1.64	(f)	10	80

See Notes to Financial Statements.	25

Financial Highlights

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2018(c)	$22.37	$0.14	$1.49	$1.63	$(0.26)	$(1.49)	$(1.75)
7/31/2017	20.22	0.34	2.14	2.48	(0.33)	–	(0.33)
7/31/2016	21.70	0.27	(0.06)	0.21	(0.28)	(1.41)	(1.69)
7/31/2015	22.04	0.24	1.92	2.16	(0.26)	(2.24)	(2.50)
7/31/2014	21.11	0.29	2.78	3.07	(0.23)	(1.91)	(2.14)
7/31/2013	16.47	0.31	4.93	5.24	(0.22)	(0.38)	(0.60)
Class C
1/31/2018(c)	21.89	0.05	1.47	1.52	(0.09)	(1.49)	(1.58)
7/31/2017	19.80	0.17	2.10	2.27	(0.18)	–	(0.18)
7/31/2016	21.33	0.12	(0.07)	0.05	(0.17)	(1.41)	(1.58)
7/31/2015	21.71	0.07	1.90	1.97	(0.11)	(2.24)	(2.35)
7/31/2014	20.89	0.13	2.75	2.88	(0.15)	(1.91)	(2.06)
7/31/2013	16.39	0.08	4.99	5.07	(0.19)	(0.38)	(0.57)
Class F
1/31/2018(c)	22.41	0.17	1.49	1.66	(0.29)	(1.49)	(1.78)
7/31/2017	20.24	0.38	2.15	2.53	(0.36)	–	(0.36)
7/31/2016	21.72	0.30	(0.07)	0.23	(0.30)	(1.41)	(1.71)
7/31/2015	22.06	0.27	1.93	2.20	(0.30)	(2.24)	(2.54)
7/31/2014	21.11	0.32	2.79	3.11	(0.25)	(1.91)	(2.16)
7/31/2013	16.48	0.27	4.99	5.26	(0.25)	(0.38)	(0.63)
Class F3
1/31/2018(c)	22.46	0.15	1.52	1.67	(0.33)	(1.49)	(1.82)
4/4/2017 to 7/31/2017(e)	21.83	0.06	0.57	0.63	–	–	–
Class I
1/31/2018(c)	22.46	0.17	1.49	1.66	(0.32)	(1.49)	(1.81)
7/31/2017	20.30	0.38	2.16	2.54	(0.38)	–	(0.38)
7/31/2016	21.77	0.32	(0.06)	0.26	(0.32)	(1.41)	(1.73)
7/31/2015	22.11	0.33	1.89	2.22	(0.32)	(2.24)	(2.56)
7/31/2014	21.16	0.34	2.79	3.13	(0.27)	(1.91)	(2.18)
7/31/2013	16.50	0.35	4.95	5.30	(0.26)	(0.38)	(0.64)
Class R2
1/31/2018(c)	22.38	0.10	1.49	1.59	(0.19)	(1.49)	(1.68)
7/31/2017	20.25	0.26	2.15	2.41	(0.28)	–	(0.28)
7/31/2016	21.79	0.18	(0.03)	0.15	(0.28)	(1.41)	(1.69)
7/31/2015	22.16	0.16	1.93	2.09	(0.22)	(2.24)	(2.46)
7/31/2014	21.19	0.22	2.81	3.03	(0.15)	(1.91)	(2.06)
7/31/2013	16.43	0.37	4.93	5.30	(0.16)	(0.38)	(0.54)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$22.25	7.71	(d)	0.48	(d)	0.49	(d)	0.63	(d)	$ 99,158	40	(d)
22.37	12.39		0.92		1.02		1.60		102,036	93
20.22	1.50		0.85		1.12		1.41		122,604	83
21.70	10.15		0.85		1.07		1.12		132,998	78
22.04	15.42		0.85		1.09		1.38		28,422	98
21.11	32.83		0.85		1.13		1.66		27,545	90

21.83	7.34	(d)	0.86	(d)	0.87	(d)	0.24	(d)	49,098	40	(d)
21.89	11.53		1.67		1.77		0.81		49,789	93
19.80	0.74		1.60		1.87		0.67		46,709	83
21.33	9.33		1.60		1.81		0.31		48,851	78
21.71	14.60		1.60		1.84		0.60		4,354	98
20.89	31.91		1.58		1.86		0.40		2,204	90

22.29	7.86	(d)	0.35	(d)	0.42	(d)	0.75	(d)	115,229	40	(d)
22.41	12.64		0.70		0.87		1.77		150,913	93
20.24	1.64		0.70		0.97		1.59		133,287	83
21.72	10.31		0.70		0.92		1.22		194,111	78
22.06	15.66		0.70		0.94		1.50		7,853	98
21.11	33.01		0.69		0.98		1.35		6,062	90

22.31	7.85	(d)	0.32	(d)	0.35	(d)	0.68	(d)	3,478	40	(d)
22.46	2.89	(d)	0.65	(f)	0.73	(f)	0.85	(f)	70	93

22.31	7.84	(d)	0.35	(d)	0.37	(d)	0.76	(d)	668,891	40	(d)
22.46	12.66		0.67		0.77		1.80		709,215	93
20.30	1.77		0.60		0.87		1.66		610,721	83
21.77	10.41		0.60		0.82		1.49		699,681	78
22.11	15.70		0.60		0.84		1.59		577,851	98
21.16	33.21		0.60		0.88		1.88		323,673	90

22.29	7.52	(d)	0.65	(d)	0.67	(d)	0.45	(d)	2,027	40	(d)
22.38	11.99		1.27		1.37		1.22		2,209	93
20.25	1.20		1.19		1.47		0.98		2,390	83
21.79	9.72		1.20		1.42		0.72		234	78
22.16	15.14		1.13		1.43		1.03		31	98
21.19	33.23		0.58		0.87		1.98		16	90

See Notes to Financial Statements.	27

Financial Highlights (concluded)

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
1/31/2018(c)	$22.39	$0.11	$1.50	$1.61	$(0.22)	$(1.49)	$(1.71)
7/31/2017	20.25	0.27	2.16	2.43	(0.29)	–	(0.29)
7/31/2016	21.78	0.22	(0.06)	0.16	(0.28)	(1.41)	(1.69)
7/31/2015	22.15	0.20	1.91	2.11	(0.24)	(2.24)	(2.48)
7/31/2014	21.18	0.23	2.82	3.05	(0.17)	(1.91)	(2.08)
7/31/2013	16.44	0.37	4.93	5.30	(0.18)	(0.38)	(0.56)
Class R4
1/31/2018(c)	22.32	0.14	1.49	1.63	(0.28)	(1.49)	(1.77)
7/31/2017	20.20	0.29	2.18	2.47	(0.35)	–	(0.35)
7/31/2016	21.70	0.22	(0.01)	0.21	(0.30)	(1.41)	(1.71)
6/30/2015 to 7/31/2015(g)	21.60	(0.01)	0.11	0.10	–	–	–
Class R5
1/31/2018(c)	22.46	0.16	1.50	1.66	(0.32)	(1.49)	(1.81)
7/31/2017	20.30	0.35	2.19	2.54	(0.38)	–	(0.38)
7/31/2016	21.77	0.28	(0.02)	0.26	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(g)	21.67	–	0.10	0.10	–	–	–
Class R6
1/31/2018(c)	22.46	0.17	1.50	1.67	(0.33)	(1.49)	(1.82)
7/31/2017	20.30	0.32	2.22	2.54	(0.38)	–	(0.38)
7/31/2016	21.77	0.30	(0.04)	0.26	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(g)	21.67	–	0.10	0.10	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(a)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$22.29	7.60	(d)	0.60	(d)	0.62	(d)	0.50	(d)	$5,331	40	(d)
22.39	12.10		1.17		1.26		1.25		4,587	93
20.25	1.27		1.10		1.37		1.16		2,777	83
21.78	9.84		1.10		1.32		0.90		385	78
22.15	15.27		1.05		1.32		1.04		72	98
21.18	33.21		0.59		1.05		1.95		18	90

22.18	7.71	(d)	0.48	(d)	0.49	(d)	0.62	(d)	4,179	40	(d)
22.32	12.38		0.93		1.00		1.34		3,624	93
20.20	1.51		0.84		1.12		1.20		937	83
21.70	0.46	(d)	0.85	(f)	1.06	(f)	(0.35	)(f)	10	78

22.31	7.84	(d)	0.35	(d)	0.37	(d)	0.73	(d)	4,585	40	(d)
22.46	12.66		0.68		0.75		1.62		1,821	93
20.30	1.78		0.59		0.87		1.46		310	83
21.77	0.46	(d)	0.60	(f)	0.82	(f)	–	(f)	10	78

22.31	7.85	(d)	0.33	(d)	0.35	(d)	0.79	(d)	6,864	40	(d)
22.46	12.68		0.64		0.70		1.45		7,267	93
20.30	1.79		0.59		0.74		1.61		102	83
21.77	0.46	(d)	0.59	(f)	0.70	(f)	–	(f)	10	78

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return. Each Fund has ten active classes of shares: Class A, C, F, F3, I, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book

Notes to Financial Statements (unaudited)(continued)

values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2014 through July 31, 2017. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its

Notes to Financial Statements (unaudited)(continued)

agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

Notes to Financial Statements (unaudited)(continued)

For the six months ended January 31, 2018, for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the effective management fee, net of waivers, was at an annualized rate of .48% and .57%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the the six months ended January 31, 2018 and continuing through November 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Calibrated Large Cap Value Fund	.60%	.58%
Calibrated Mid Cap Value Fund	.70%	.65%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F	(1)(2)	Class R2	Class R3	Class R4
Service	.25%	.25%	–		.25%	.25%	.25%
Distribution	–	.75%	.10%		.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended January 31, 2018 and continuing through November 30, 2018, the Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Funds’ Board of Trustees.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended January 31, 2018:

	Distributor Commissions	Dealers’ Concessions
Calibrated Large Cap Value Fund	$ 6,856	$37,080
Calibrated Mid Cap Value Fund	10,761	58,111

The Distributor received the following amount of CDSCs for the six months ended January 31, 2018:

	Class A	Class C
Calibrated Large Cap Value Fund	$2,379	$ 332
Calibrated Mid Cap Value Fund	697	3,260

Other Related Parties

As of January 31, 2018, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

Notes to Financial Statements (unaudited)(continued)

		Underlying Funds
Fund of Funds	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	50.01%	23.35%
Lord Abbett Multi-Asset Focused Growth Fund	–	4.57%
Lord Abbett Multi-Asset Global Opportunity Fund	3.91%	3.09%
Lord Abbett Multi-Asset Growth Fund	20.80%	16.00%
Lord Abbett Multi-Asset Income Fund	–	16.82%

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2018 and fiscal year ended July 31, were as follows:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
	Six Months Ended 1/31/2018 (unaudited)	Year Ended 7/31/2017	Six Months Ended 1/31/2018 (unaudited)	Year Ended 7/31/2017
Distributions paid from:
Ordinary income	$27,112,983	$15,477,123	$48,959,128	$15,695,885
Net long-term capital gains	15,519,561	370,802	30,625,879	–
Total distributions paid	$42,632,544	$15,847,925	$79,585,007	$15,695,885

As of January 31, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$447,847,971	$921,845,627
Gross unrealized gain	60,754,512	82,416,937
Gross unrealized loss	(17,528,758)	(44,468,507)
Net unrealized security gain	$43,225,754	$37,948,430

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions received and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2018 were as follows:

	Purchases	Sales
Calibrated Large Cap Value Fund	$147,003,701	$202,151,620
Calibrated Mid Cap Value Fund	395,222,444	535,916,496

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2018.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended January 31, 2018, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Calibrated Large Cap Value Fund	$2,023,007	$–	$–
Calibrated Mid Cap Value Fund	151,221	665,979	(57,043)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended January 31, 2018 (as described in note 2(f)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of January 31, 2018, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Asset Derivatives	Equity Index Contracts	Equity Index Contracts
Futures Contracts(1)	$33,818	$131,236

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended January 31, 2018, were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
	Equity Index Contracts	Equity Index Contracts
Net Realized Gain (Loss)(1)
Futures Contracts	$330,815	$507,948
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$ 5,114	$ 77,660
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	15	47

*	Calculated based on the number of contracts or notional amounts for the six months ended January 31, 2018.
(1)	Statements of Operations location: Net realized gain on futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(3)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Calibrated Large Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,034,920	$–	$1,034,920
Total	$1,034,920	$–	$1,034,920

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,034,920	$–	$–	$(1,034,920)	$–
Total	$1,034,920	$–	$–	$(1,034,920)	$–

		Calibrated Mid Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$12,530,040	$–	$12,530,040
Total	$12,530,040	$–	$12,530,040

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$12,530,040	$–	$–	$(12,530,040)	$–
Total	$12,530,040	$–	$–	$(12,530,040)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2018.

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective August 28, 2017, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

Prior to August 28, 2017, the Funds and certain other funds managed by Lord Abbett participated in a $550 million syndicated line of credit facility, based on the same terms as described above.

During the six months ended January 31, 2018, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2018, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects

Notes to Financial Statements (unaudited)(continued)

and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies, especially over the short term. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Because each Fund invests in real estate investment trusts (“REITS”), they may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which they invest. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Calibrated Large Cap Value Fund		Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	227,693	$4,821,986	936,922	$19,301,115
Reinvestment of distributions	232,927	4,644,572	85,962	1,711,506
Shares reacquired	(975,050)	(20,625,514)	(759,128)	(15,445,184)
Increase (decrease)	(514,430)	$(11,158,956)	263,756	$5,567,437

Class C Shares
Shares sold	50,458	$1,037,192	148,142	$2,991,589
Reinvestment of distributions	48,700	956,952	17,013	333,976
Shares reacquired	(104,301)	(2,158,915)	(322,027)	(6,489,558)
Decrease	(5,143)	$(164,771)	(156,872)	$(3,163,993)

Class F Shares
Shares sold	161,905	$3,429,384	634,732	$12,927,846
Reinvestment of distributions	46,500	929,062	25,151	501,006
Shares reacquired	(450,311)	(9,732,345)	(390,130)	(8,034,218)
Increase (decrease)	(241,906)	$(5,373,899)	269,753	$5,394,634

Class F3 Shares(a)
Shares sold	206,141	$4,499,503	477	$10,018
Reinvestment of distributions	18,308	365,792	–	(5)
Shares reacquired	(21,054)	(450,178)	– (b)	–
Increase	203,395	$4,415,117	477	$10,013

Class I Shares
Shares sold	490,075	$10,645,863	3,221,562	$68,056,755
Reinvestment of distributions	1,641,359	32,777,943	598,295	11,924,010
Shares reacquired	(2,317,589)	(49,077,894)	(2,766,922)	(56,917,204)
Increase (decrease)	(186,155)	$(5,654,088)	1,052,935	$23,063,561

Class R2 Shares
Shares sold	1,921	$38,761	3,178	$64,669
Reinvestment of distributions	83	1,671	30	599
Shares reacquired	–	–	(129)	(2,554)
Increase	2,004	$40,432	3,079	$62,714

Class R3 Shares
Shares sold	2,390	$50,044	9,347	$191,253
Reinvestment of distributions	972	19,265	315	6,237
Shares reacquired	(3,663)	(78,844)	(8,892)	(183,228)
Increase (decrease)	(301)	$(9,535)	770	$14,262

Notes to Financial Statements (unaudited)(continued)

Calibrated Large Cap Value Fund		Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$901	–	$–
Reinvestment of distributions	50.15	998	19	377
Increase	50.15	$1,899	19.00	$377

Class R5 Shares
Reinvestment of distributions	51.52	$1,028	20	$401
Increase	51.52	$1,028	20.00	$401

Class R6 Shares
Shares sold	10,871	$230,279	132,928	$2,809,378
Reinvestment of distributions	973	19,431	20	402
Shares reacquired	(9,830)	(206,585)	(23,082)	(481,313)
Increase	2,014	$43,125	109,866	$2,328,467

Calibrated Mid Cap Value Fund		Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	370,569	$8,133,157	1,679,237	$35,497,914
Reinvestment of distributions	314,468	6,650,991	81,537	1,685,378
Shares reacquired	(789,715)	(17,426,225)	(3,261,771)	(69,854,926)
Decrease	(104,678)	$(2,642,077)	(1,500,997)	$(32,671,634)

Class C Shares
Shares sold	129,368	$2,801,835	581,456	$12,105,415
Reinvestment of distributions	153,368	3,186,981	17,530	356,383
Shares reacquired	(307,436)	(6,636,554)	(683,426)	(14,184,831)
Decrease	(24,700)	$(647,738)	(84,440)	$(1,723,033)

Class F Shares
Shares sold	722,712	$15,987,835	3,029,829	$64,743,734
Reinvestment of distributions	344,105	7,288,147	92,413	1,910,186
Shares reacquired	(2,630,751)	(59,035,555)	(2,971,997)	(63,307,648)
Increase (decrease)	(1,563,934)	$(35,759,573)	150,245	$3,346,272

Class F3 Shares(a)
Shares sold	152,352	$3,396,124	3,129	$69,083
Reinvestment of distributions	11,683	247,680	– (b)	(5)
Shares reacquired	(11,299)	(251,861)	–	–
Increase	152,736	$3,391,943	3,129	$69,078

Class I Shares
Shares sold	3,841,004	$87,037,160	6,788,001	$147,306,708
Reinvestment of distributions	2,701,171	57,264,830	512,414	10,617,214
Shares reacquired	(8,138,478)	(180,794,101)	(5,806,716)	(124,651,835)
Increase (decrease)	(1,596,303)	$(36,492,111)	1,493,699	$33,272,087

Notes to Financial Statements (unaudited)(concluded)

Calibrated Mid Cap Value Fund		Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	17,663	$384,422	42,735	$908,969
Reinvestment of distributions	339	7,185	46	961
Shares reacquired	(25,802)	(571,716)	(62,092)	(1,341,805)
Decrease	(7,800)	$(180,109)	(19,311)	$(431,875)

Class R3 Shares
Shares sold	40,208	$887,011	139,373	$2,996,343
Reinvestment of distributions	17,767	376,668	1,985	41,126
Shares reacquired	(23,658)	(518,406)	(73,633)	(1,584,744)
Increase	34,317	$745,273	67,725	$1,452,725

Class R4 Shares
Shares sold	40,271	$879,139	165,642	$3,536,496
Reinvestment of distributions	3,206	67,622	490	10,103
Shares reacquired	(17,478)	(385,558)	(50,108)	(1,078,931)
Increase	25,999	$561,203	116,024	$2,467,668

Class R5 Shares
Shares sold	173,733	$3,812,893	67,938	$1,511,290
Reinvestment of distributions	8,634	183,040	287.26	5,952
Shares reacquired	(57,930)	(1,262,979)	(2,427.30)	(52,484)
Increase	124,437	$2,732,954	65,797.96	$1,464,758

Class R6 Shares
Shares sold	39,795	$871,530	387,886.31	$8,433,116
Reinvestment of distributions	12,247	259,635	561.96	11,638
Shares reacquired	(68,024)	(1,495,665)	(69,884.61)	(1,508,902)
Increase (decrease)	(15,982)	$(364,500)	318,563.66	$6,935,852

(a)	Commenced on April 4, 2017.
(b)	Amount is less than 1 share.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and its benchmark as of various periods ended August 31, 2017. The Board observed that each Fund’s investment performance was below the median of its performance peer group for the one-, three-, and five-year periods. The Board considered that Lord

Approval of Advisory Contract (continued)

Abbett was implementing a plan intended to improve the performance of its equity Funds. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Calibrated Large Cap Value Fund, the Board concluded that the breakpoint in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Calibrated Mid Cap Value Fund, the Board concluded that the breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Equity Trust Lord Abbett Calibrated Large Cap Value Fund Lord Abbett Calibrated Mid Cap Value Fund

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		CALIBRATED-3 (03/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2018